Capital Management - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 13, 2025	Dec. 31, 2025	May 15, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Authorized shares, Amount		$ 3,000
Number of shares authorised		1,500,000,000
Ordinary shares authorized per share		$ 0.002
Cancellation of treasury shares		$ 0
Share premium		$ 7,097		$ 186,769
Average shares related to share-based payment warrants		3,305,330		8,129,577	8,560,918
Average shares related to share-based payment plans with employees		7,468,246		6,992,694	2,415,205
Share-options exercise		$ 4,371		$ 1,853	$ 153
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		0
Share-options exercise		4,371		1,853	153
Share premium
Disclosure of classes of share capital [line items]
Cancellation of treasury shares		198,956
Share-options exercise		$ 17,134		$ 13,768	$ 5,051
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised		1,000,000,000
Payments to acquire or redeem entity's shares			$ 200,000
Cancellation of common shares held in treasury	18,754,887
Cancellation of treasury shares	$ (200,980)
Share premium	$ 2,024
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised		250,000,000
Undesignated Shares
Disclosure of classes of share capital [line items]
Number of shares authorised		250,000,000